                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number:
                                               ------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Berkshire Hathaway Inc.
Address:   1440 Kiewit Plaza
           Omaha, NE 68131

Form 13F File Number: 28- 4545

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Marc D. Hamburg
Title:   Vice President
Phone:   402-346-1400

Signature, Place, and Date of Signing:


(s) Marc D. Hamburg                       Omaha, NE     May 14, 2007
-------------------------------------   -------------   ------------
[Signature]                             [City, State]      [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number    Name

     28-5194                 General Re - New England Asset Management, Inc.

                                    Form 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 19

Form 13F Information Table Entry Total:            99

Form 13F Information Table Value Total:   $57,503,864
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      FORM 13F FILE
NO.       NUMBER      NAME
---   -------------   ----
 1.   28-5678         Berkshire Hathaway Life Insurance Co. of Nebraska
 2.   28-10388        BH Columbia Inc.
 3.   28-719          Blue Chip Stamps
 4.   28-554          Buffett, Warren E.
 5.   28-1517         Columbia Insurance Co.
 6.   28-2226         Cornhusker Casualty Co.
 7.   28-06102        Cypress Insurance Company
 8.   28-11217        Fechheimer Brothers Company
 9.   28-             GEC Investment Managers
10.   28-852          GEICO Corp.
11.   28-101          Government Employees Ins. Corp.
12.   28-1066         National Fire & Marine
13.   28-718          National Indemnity Co.
14.   28-5006         National Liability & Fire Ins. Co.
15.   28-11222        Nebraska Furniture Mart
16.   28-717          OBH Inc.
17.   28-1357         Wesco Financial Corp.
18.   28-3091         Wesco Financial Ins. Co.
19.   28-3105         Wesco Holdings Midwest, Inc.

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                 March 31, 2007

COLUMN 1           COLUMN 2   COLUMN 3     COLUMN 4    COLUMN 5        COLUMN 6             COLUMN 7              COLUMN 8
---------------------------------------------------------------------------------------------------------------------------------
                   TITLE OF                VALUE       SHRS OR   SH/ PUT/ INVESTMENT        OTHER             VOTING AUTHORITY
NAME OF ISSUER       CLASS     CUSIP      [x$1000]      PRN AMT  PRN CALL DISCRETION       MANAGERS         SOLE      SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
American Express
   Co.             Com      025816 10 9      971,513  17,225,400       X             4, 2, 5, 16           17,225,400
                                             450,897   7,994,634       X             4, 12, 16              7,994,634
                                           6,782,432 120,255,879       X             4, 13, 16            120,255,879
                                             109,591   1,943,100       X             4, 3, 16, 17, 18, 19   1,943,100
                                              78,944   1,399,713       X             4, 15, 16              1,399,713
                                              47,366     839,832       X             4, 8, 16                 839,832
                                             110,101   1,952,142       X             4, 16                  1,952,142
American Standard
   Companies       Com      029712 10 6      586,544  11,062,700       X             4, 9, 10, 11, 13, 16  11,062,700
Ameriprise
   Financial, Inc. Com      03076C 10 6       83,172   1,455,580       X             4, 2, 5, 16            1,455,580
                                              91,363   1,598,926       X             4, 12, 16              1,598,926
                                              22,206     388,620       X             4, 3, 16, 17, 18, 19     388,620
                                              15,996     279,942       X             4, 15, 16                279,942
                                               9,598     167,966       X             4, 8, 16                 167,966
                                              22,309     390,428       X             4, 16                    390,428
Anheuser Busch
   Cos. Inc.       Com      035229 10 3    1,794,519  35,563,200       X             4, 13, 16             35,563,200
Block H & R        Com      093671 10 5       26,233   1,246,800       X             4, 13, 16              1,246,800
Burlington
   Northern Santa
   Fe              Com      12189T 10 4      806,301  10,024,876       X             4, 13, 16             10,024,876
                                           1,874,051  23,300,400       X             4, 2, 5, 16           23,300,400
                                             106,337   1,322,100       X             4, 12, 16              1,322,100
Coca Cola          Com      191216 10 0       19,200     400,000       X             4, 16                    400,000
                                              85,248   1,776,000       X             4, 14, 16              1,776,000
                                             345,869   7,205,600       X             4, 3, 16, 17, 18, 19   7,205,600
                                           1,926,797  40,141,600       X             4, 2, 5, 16           40,141,600
                                           6,717,389 139,945,600       X             4, 13, 16            139,945,600
                                             438,682   9,139,200       X             4, 12, 16              9,139,200
                                              23,040     480,000       X             4, 15, 16                480,000
                                              43,776     912,000       X             4, 7, 16                 912,000
Comcast Corp       CLA SPL  20030N 20 0      305,640  12,000,000       X             4, 9, 10, 11, 13, 16  12,000,000
Comdisco Holding
   Co.             Com      200334 10 0       12,064   1,206,369       X             4, 13, 16              1,206,369
                                               3,000     300,028       X             4, 2, 5, 16              300,028
                                                 170      17,049       X             4, 12, 16                 17,049
ConocoPhillips     Com      20825C 10 4    1,226,069  17,938,100       X             4, 13, 16             17,938,100
Costco Wholesale
   Corp.           Com      22160K 10 5      282,875   5,254,000       X             4, 13, 16              5,254,000
First Data
   Corporation     Com      319963 10 4      269,000  10,000,000       X             4, 9, 10, 11, 13, 16  10,000,000
Gannett Inc.       Com      364730 10 1      194,065   3,447,600       X             4, 13, 16              3,447,600
General Electric
   Co.             Com      369604 10 3      275,027   7,777,900       X             4                      7,777,900
                                         -----------
                                          26,157,384
                                         -----------

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                 March 31, 2007

COLUMN 1           COLUMN 2   COLUMN 3     COLUMN 4    COLUMN 5        COLUMN 6             COLUMN 7              COLUMN 8
---------------------------------------------------------------------------------------------------------------------------------
                   TITLE OF                VALUE       SHRS OR   SH/ PUT/ INVESTMENT        OTHER             VOTING AUTHORITY
NAME OF ISSUER       CLASS     CUSIP      [x$1000]      PRN AMT  PRN CALL DISCRETION       MANAGERS         SOLE      SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
Home Depot Inc.    Com      437076 10 2      153,610  4,181,000        X             4, 9, 10, 11, 13, 16   4,181,000
Ingersoll-Rd
   Company LTD.    CLA      G47766 10 1       27,583    636,600        X             4                        636,000
Iron Mountain Inc. Com      462846 10 6      236,420  9,047,850        X             4, 9, 10, 11, 13, 16   9,047,850
Johnson & Johnson  Com      478160 10 4      260,474  4,322,500        X             4                      4,322,500
                                           1,221,247 20,266,300        X             4, 2, 5, 16           20,266,300
                                             903,273 14,989,600        X             4, 13, 16             14,989,600
                                             547,595  9,087,200        X             4, 12, 16              9,087,200
Lowes Companies
   Inc.            Com      548661 10 7      220,430  7,000,000        X             4, 9, 10, 11, 13, 16   7,000,000
M & T Bank
   Corporation     Com      55261F 10 4      694,639  5,997,060        X             4, 13, 16              5,997,060
                                              63,243    546,000        X             4, 9, 10, 11, 13, 16     546,000
                                              19,193    165,700        X             4, 12, 16                165,700
Moody's            Com      615369 10 5    2,003,334 32,280,600        X             4, 13, 16             32,280,600
                                             975,546 15,719,400        X             4, 9, 10, 11, 13, 16  15,719,400
Nike Inc.          Com      654106 10 3      425,040  4,000,000        X             4, 9, 10, 11, 13, 16   4,000,000
Norfolk Southern
   Corp.           Com      655844 10 8       26,661    526,900        X             4, 13, 16                526,900
                                             295,297  5,835,900        X             4, 2, 5, 16            5,835,900
Petrochina Co LTD  ADR      71646E 10 0        8,536     72,900        X             4, 13, 16                 72,900
                                              68,626    586,100        X             4, 9, 10, 11, 13, 16     586,100
Pier 1 Imports
   Inc.            Com      720279 10 8       10,250  1,483,400        X             4, 9, 10, 11, 13, 16   1,483,400
Proctor & Gamble
   Co.             Com      742718 10 9    3,694,860 58,500,000        X             4, 13, 16             58,500,000
                                           1,280,885 20,280,000        X             4, 2, 5, 16           20,280,000
                                             394,118  6,240,000        X             4, 12, 16              6,240,000
                                             451,878  7,154,500        X             4, 3, 16, 17, 18, 19   7,154,500
                                              49,265    780,000        X             4, 14, 16                780,000
                                              98,530  1,560,000        X             4, 7, 16               1,560,000
                                             346,464  5,485,500        X             4, 9, 10, 11, 13, 16   5,485,500
Sanofi Adventis    ADR      80105N 10 5       21,255    488,500        X             4, 9, 10, 11, 13, 16     488,500
                                               7,427    170,700        X             4, 13, 16                170,700
                                               7,366    169,300        X             4, 12, 16                169,300
Servicemaster
   Company         Com      81760N 10 9       61,529  3,998,000        X             4, 9, 10, 11, 13, 16   3,998,000
Sun Trusts Banks
   Inc.            Com      867914 10 3      194,696  2,344,600        X             4, 13, 16              2,344,600
                                              71,414    860,000        X             4, 2, 5, 16              860,000
Torchmark Corp.    Com      891027 10 4        5,087     77,551        X             1, 4, 13, 16              77,551
                                              29,498    449,728        X             4, 2, 5, 16              449,728
                                             108,676  1,656,900        X             4, 13, 16              1,656,900
                                              41,958    639,700        X             4, 12, 16                639,700
Tyco International
   LTD             Com      902124 10 6      315,500 10,000,000        X             4, 9, 10, 11, 13, 16  10,000,000
                                         -----------
                                          15,341,403
                                         -----------

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                 March 31, 2007

COLUMN 1           COLUMN 2   COLUMN 3     COLUMN 4    COLUMN 5        COLUMN 6             COLUMN 7              COLUMN 8
---------------------------------------------------------------------------------------------------------------------------------
                   TITLE OF                VALUE       SHRS OR   SH/ PUT/ INVESTMENT        OTHER             VOTING AUTHORITY
NAME OF ISSUER       CLASS     CUSIP      [x$1000]      PRN AMT  PRN CALL DISCRETION       MANAGERS         SOLE      SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
US Bancorp         Com       902973 30 4     815,056 23,307,300        X             4, 2, 5, 16           23,307,300
USG Corporation    Com       903293 40 5     796,930 17,072,192        X             4, 13, 16             17,072,192
Union Pacific
   Corp.           Com       907818 10 8   1,067,605 10,513,100        X             4, 2, 5, 16           10,513,100
United Parcel
   Service Inc.    Com       911312 10 6     100,187  1,429,200        X             4                      1,429,200
United Health
   Group Inc.      Com       91324P 10 2      54,104  1,021,400        X             4, 9, 10, 11, 13, 16   1,021,400
Wal-Mart Stores,
   Inc.            Com       931142 10 3     891,970 18,998,300        X             4, 13, 16             18,998,300
                                              44,415    946,000        X             4, 9, 10, 11, 13, 16     946,000
Washington Post
   Co.             Cl B      939640 10 8     682,801    894,304        X             4, 13, 16                               894,304
                                             113,235    148,311        X             4, 5, 1, 6, 13, 16                      148,311
                                             494,874    648,165        X             4, 12, 16                               648,165
                                              28,238     36,985        X             4, 14, 16                                36,985
Wells Fargo & Co.
   Del             Com       949746 10 1   1,549,898 45,015,920        X             4, 2, 5, 16           45,015,920
                                              70,347  2,043,200        X             4, 3, 16, 17, 18, 19   2,043,200
                                           1,319,118 38,313,040        X             4, 12, 16             38,313,040
                                              95,991  2,788,000        X             4, 14, 16              2,788,000
                                             176,282  5,120,000        X             4, 16                  5,120,000
                                           3,159,118 91,754,820        X             4, 13, 16             91,754,820
                                              41,651  1,209,720        X             4, 15, 16              1,209,720
                                              58,531  1,700,000        X             5, 8, 16               1,700,000
                                              10,329    300,000        X             4, 7, 16                 300,000
                                             688,600 20,000,000        X             4, 9, 10, 11, 13, 16  20,000,000
                                             550,880 16,000,000        X             4, 1, 6, 13, 16       16,000,000
                                             275,440  8,000,000        X             4                      8,000,000
Wellpoint Inc.     Com      949773V 10 7      79,454    979,700        X             4, 9, 10, 11, 13, 16     979,700
Wesco Finl Corp.   Com       950817 10 6   2,623,420  5,703,087        X             4, 3, 16               5,703,087
Western Union      Com       959802 10 9     216,603  9,868,000        X             4, 9, 10, 11, 13, 16   9,868,000
                                            -----------
                                             16,005,077
                                            -----------
                 GRAND TOTAL                $57,503,864
                                            ===========